Business Combinations - Assets Acquired and Liabilities Assumed (2025) (Details) £ in Millions, $ in Millions					12 Months Ended
	Dec. 01, 2025 USD ($)	Jul. 01, 2025 USD ($)	Mar. 27, 2025 USD ($)	Mar. 25, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 01, 2025 USD ($)	Jul. 01, 2025 GBP (£)
Disclosure of detailed information about business combination [line items]
Initial cash consideration					$ 303.5	$ 11.3
Total consideration					401.5	11.3
Fair value of identifiable net assets:
Borrowings					(20.2)	0.0
Bargain purchase					$ (3.6)	$ 0.0	$ (0.3)
Aarna Capital Limited
Disclosure of detailed information about business combination [line items]
Initial cash consideration			$ 58.9
Total consideration			58.9
Fair value of identifiable net assets:
Intangible assets			18.5
Property, plant and equipment			0.3
Right of use asset			1.1
Trade and other receivables			178.3
Derivative instruments - asset			45.1
Fixed income securities (unpledged)			9.9
Cash and cash equivalents			74.9
Trade and other payables			(258.5)
Lease liability			(1.0)
Derivative instruments - liability			(38.7)
Corporate tax			(1.0)
Deferred tax liability			(1.7)
Total fair value of identifiable assets and liabilities			27.2
Goodwill			$ 31.7
Darton Group Limited
Disclosure of detailed information about business combination [line items]
Settlement of pre-existing liability				$ 8.7
Total consideration				8.7
Fair value of identifiable net assets:
Trade and other receivables				7.3
Inventory				25.9
Cash and cash equivalents				0.3
Trade and other payables				(0.7)
Borrowings				(20.2)
Corporate tax				(0.3)
Total fair value of identifiable assets and liabilities				12.3
Bargain purchase				$ (3.6)
Hamilton Court Group
Disclosure of detailed information about business combination [line items]
Initial cash consideration		$ 62.5						$ 6.6	£ 20.6
Withheld consideration		1.9
Settlement of pre-existing liability		87.4
Total consideration		151.8
Fair value of identifiable net assets:
Intangible assets		15.6
Property, plant and equipment		0.6
Right of use asset		1.9
Trade and other receivables		90.4
Derivative instruments - asset		292.4
Cash and cash equivalents		19.8
Trade and other payables		(72.0)
Lease liability		(2.0)
Derivative instruments - liability		(193.7)
Corporate tax		(2.4)
Deferred tax liability		(3.9)
Non-controlling interest		(3.7)						$ (4.3)
Total fair value of identifiable assets and liabilities		143.0
Goodwill		8.8
Agrinvest Commodities
Disclosure of detailed information about business combination [line items]
Initial cash consideration		18.8
Total consideration		18.8
Fair value of identifiable net assets:
Intangible assets		5.9
Property, plant and equipment		0.5
Investments		0.1
Trade and other receivables		0.9
Cash and cash equivalents		1.9
Trade and other payables		(1.1)
Deferred tax liability		(2.0)
Total fair value of identifiable assets and liabilities		6.2
Goodwill		$ 12.6
Winterflood Securities
Disclosure of detailed information about business combination [line items]
Initial cash consideration	$ 163.3
Settlement of pre-existing liability	26.5
Total consideration	163.3
Fair value of identifiable net assets:
Intangible assets	11.3
Property, plant and equipment	8.4
Right of use asset	17.8
Investments	0.5
Corporate income tax receivable	1.3
Trade and other receivables	1,094.6
Equity instruments (unpledged)	33.0
Stock borrowing	27.1
Fixed income securities (unpledged)	7.6
Cash and cash equivalents	68.3
Trade and other payables	(1,026.7)
Stock lending	(44.6)
Short securities	(19.2)
Lease liability	(16.8)
Provisions	(1.7)
Deferred tax liability	(3.4)
Deferred Compensation	(1.7)
Total fair value of identifiable assets and liabilities	155.8
Goodwill	$ 7.5